Employee pension	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Employee pension

Note 10 - Employee pension

Regulations in the PRC require the Company to contribute to a defined contribution retirement plan for all permanent employees. The PRC government is responsible for the pension liability to these retired employees. The Company is required to make monthly contributions to the state retirement plan at 20% of the base requirement for all permanent employees. Different geographic locations have different base requirements.

The Company’s subsidiary incorporated in Hong Kong manages a defined contribution Mandatory Provident Fund (the “MPF Scheme”) under the Mandatory Provident Fund Schemes Ordinance, for all of its employees in Hong Kong. The Company is required to contribute 5% of the monthly salaries for all Hong Kong based employees to the MPF Scheme (subject to a cap). Total pension expense incurred by the Company was $11, $73 and $135 for the years ended December 31, 2015, 2014 and 2013, respectively.